PUTNAM HIGH YIELD TOTAL RETURN FUND

                 Prospectus Supplement dated April 7, 1997
                    to Prospectus dated January 1, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------
Gayle S. Attridge    1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993.  Prior
                                  to November, 1993, Ms.
                                  Attridge was an Analyst at
                                  Keystone Custody
                                  International.

Jin W. Ho            1996         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1983.

Charles G. Pohl      1996         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1983.





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